Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income/(loss) for the period	SFr (72,996)	SFr (61,921)	SFr 45,442
Adjustments to reconcile net income/(loss) for the period to net cash flows:
Depreciation of property, plant and equipment	1,897	1,535	1,274
Depreciation of right-of-use assets	509	432	420
Finance result, net	(6,769)	376	1,739
Share-based compensation expense	4,126	4,088	2,834
Changes in net employee defined benefit liability	590	705	516
Change in fair value of conversion feature	0	0	(4,542)
Interest expense	573	175	1,894
(Gain)/loss on sale of fixed assets	13	(64)	0
Changes in working capital:
Decrease/(increase) in prepaid expenses	791	(1,304)	(424)
Decrease /(increase) in accrued income	594	(507)	2,572
(Increase)/decrease in other current receivables	(99)	(25)	(68)
Increase /(decrease) in accrued expenses	5,214	(757)	1,289
Increase /(decrease) in deferred income	425	(4,157)	4,126
(Decrease)/increase in trade and other payables	(84)	2,177	(1,845)
Cash (used in)/provided by operating activities	(65,216)	(59,247)	55,227
Interest income	0	78	304
Interest paid	(465)	(339)	(296)
Finance costs	(8)	(9)	(15)
Net cash flows (used in)/provided by operating activities	(65,689)	(59,517)	55,220
Investing activities
Short-term financial assets	(51,000)	30,000	(65,000)
Purchases of property, plant and equipment	(2,635)	(1,706)	(1,885)
Proceeds from sale of property, plant and equipment	0	64	0
Rental deposits	(29)	(29)	0
Net cash flows (used in)/provided by investing activities	(53,664)	28,329	(66,885)
Financing activities
Proceeds from issuance of convertible loan	23,463	0	50,278
Transaction costs on issuance of shares	(6)	0	(510)
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	12,121	100	0
Proceeds from issuance of common shares - asset acquisition, net of transaction costs	4,599	0	0
Proceeds from issuance of common shares - option plan, net of transaction costs	1,082	143	69
Principal payments of lease obligations	(513)	(432)	(420)
Repayment of short-term financing obligation	0	(514)	0
Payment for the issuance of treasury shares	0	(100)	0
Proceeds from long-term financing obligation	0	0	199
Net cash flows provided by/(used in) financing activities	40,746	(803)	49,616
Net (decrease)/increase in cash and cash equivalents	(78,607)	(31,991)	37,951
Cash and cash equivalents, beginning of period	160,893	193,587	156,462
Exchange losses on cash and cash equivalents	(70)	(703)	(826)
Cash and cash equivalents, end of period	82,216	160,893	193,587
Net (decrease)/increase in cash and cash equivalents	(78,607)	(31,991)	37,951
Supplemental non-cash activity
Capital expenditures recorded in Accrued expenses	303	328	0
Issuance of shares for purchase of IPR&D asset in asset acquisition	50,416	0	0
Transaction costs associated with issuance of shares in relation to the asset acquisition recorded in Accrued expenses	776	0	0
Settlement of convertible notes recorded within Shareholders' equity	SFr 16,920	SFr 0	SFr 48,288